Procure Space ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Canada - 3.6%
Aerospace & Defense - 3.6%
MDA Space Ltd. (a)	129,960	$2,096,275

France - 2.8%
Aerospace & Defense - 2.8%
Airbus SE	7,757	1,347,627
Thales SA	1,956	317,409
		1,665,036
Total France		1,665,036

Italy - 0.3%
Aerospace & Defense - 0.3%
Leonardo SpA	5,457	171,660

Japan - 9.7%
Aerospace & Defense - 3.6%
Astroscale Holdings, Inc. (a)	189,500	741,602
Institute for Q-shu Pioneers of Space, Inc. (a)(b)	72,600	447,274
Ispace, Inc. (a)	214,551	929,698
		2,118,574
Media - 4.5%
Sky Perfect JSAT Holdings, Inc.	435,867	2,634,624
		$–
Professional Services - 1.6%
Weathernews, Inc.	41,432	945,832
Total Japan		5,699,030

Luxembourg - 4.2%
Media - 4.2%
SES SA	762,768	2,486,658

Switzerland - 4.4%
Household Durables - 4.4%
Garmin, Ltd.	12,040	2,598,834

United States - 74.8%(c)
Aerospace & Defense - 29.4%
Boeing Co. (a)	7,745	1,367,148
Intuitive Machines, Inc. (a)(b)	222,704	4,828,223
L3Harris Technologies, Inc.	5,794	1,228,386
Lockheed Martin Corp.	2,617	1,211,540
Northrop Grumman Corp.	2,700	1,315,629
Redwire Corp. (a)(b)	87,499	2,092,976
Rocket Lab USA, Inc. (a)	115,203	3,346,647
RTX Corp.	11,199	1,444,111
Virgin Galactic Holdings, Inc. (a)(b)	101,107	481,269
		17,315,929
Communications Equipment - 4.9%
Comtech Telecommunications Corp. (a)	59,309	118,618
ViaSat, Inc. (a)	283,984	2,731,926
		2,850,544
Diversified Telecommunication Services - 11.4%
AST SpaceMobile, Inc. (a)(b)	111,495	2,256,659
Globalstar, Inc. (a)	1,300,650	1,989,994
Iridium Communications, Inc.	85,480	2,457,550
		6,704,203
Electronic Equipment, Instruments & Components - 4.4%
Trimble, Inc. (a)	34,734	2,603,661
		$–
Industrial Conglomerates - 2.2%
Honeywell International, Inc.	5,707	1,276,770
		$–
Media - 11.3%
Comcast Corp. - Class A	32,314	1,087,689
EchoStar Corp. - Class A (a)	111,020	3,070,813
Sirius XM Holdings, Inc.	104,846	2,517,353
		6,675,855
Professional Services - 11.2%
BlackSky Technology, Inc. (a)	88,567	1,327,619
Planet Labs PBC (a)	668,709	4,079,125
Spire Global, Inc. (a)(b)	68,688	1,177,999
		6,584,743
Total United States		44,011,705
TOTAL COMMON STOCKS (Cost $56,183,706)		58,729,198

SHORT-TERM INVESTMENTS - 13.8%		Value
Investments Purchased with Proceeds from Securities Lending - 13.5%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (d)	7,971,551	7,971,551

Money Market Funds - 0.3%	Shares
First American Government Obligations Fund - Class X, 4.32% (d)	153,560	153,560
TOTAL SHORT-TERM INVESTMENTS (Cost $8,125,111)		8,125,111

TOTAL INVESTMENTS - 113.6% (Cost $64,308,817)		66,854,309
Liabilities in Excess of Other Assets - (13.6)%		(7,996,022)
TOTAL NET ASSETS - 100.0%		$58,858,287
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $7,938,172 which represented 13.5% of net assets.
(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(d)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Procure Space ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$58,729,198	$–	$–	$58,729,198
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	7,971,551
Money Market Funds	153,560	–	–	153,560
Total Investments	$58,882,758	$–	$–	$66,854,309

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $7,971,551 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings by Country as of January 31, 2025
(% of Net Assets)
Japan	$5,699,030	9.7%
Switzerland	2,598,834	4.4
Luxembourg	2,486,658	4.2
Canada	2,096,275	3.6
France	1,665,036	2.8
Italy	171,660	0.3
United States	52,136,816	88.6
Liabilities in Excess of Other Assets	(7,996,022)	(13.6)
	$58,858,287	100.0%

Sector Classification as of January 31, 2025
(% of Net Assets)
Industrials	$32,174,819	54.7%
Communication Services	18,501,340	31.4
Information Technology	5,454,205	9.3
Consumer Discretionary	2,598,834	4.4
Investments Purchased with Proceeds from Securities Lending	7,971,551	13.5
Money Market Funds	153,560	0.3
Liabilities in Excess of Other Assets	(7,996,022)	(13.6)
	$58,858,287	100.0%